11. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Canadian operating loss carry-forwards	$ 4,100,000
Operating loss carry-forwards expiration year Descrition	2014
Canadian oil and gas dedication pools	8,900,000
Changes in valuation allowance	$ 54,500	$ 56,500	$ 357,000